Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets and Lease Liabilities [Abstract]
Operating expenses	$ 848,849	$ 564,842
Weighted-average incremental borrowing rate	7.52%	2.35%
Weighted-average remaining lease term	2 years 7 months 24 days	3 years 3 months 3 days